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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             FORM 13 (F) COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RiverSource Investments, LLC
Address: 145 Ameriprise Financial Center
         Minneapolis, MN 55474-0000

Form 13F File Number: 28-10477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Pete Gallus
Title: Chief Operating Officer, RiverSource Investments, LLC
Phone: 612-671-1915

Signature, Place, and Date of Signing:


/s/ Pete Gallus                       Minneapolis, MN        October 27, 2007
---------------------------------   ------------------   -----------------------
[Signature]                            [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.

[X] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: